INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of U.S. and foreign earnings from continuing operations before income taxes and noncontrolling interest

U.S. and foreign earnings from continuing operations before income taxes and noncontrolling interest are as follows (in millions):

	Year Ended December 31,
	2017	2016	2015
U.S.	$173	$315	$92
Foreign	30	17	25
Total	$203	$332	$117

Schedule of components of the provision for income taxes attributable to continuing operations

The components of the provision for income taxes attributable to continuing operations are as follows (in millions):

	Year Ended December 31,
	2017	2016	2015
Current income tax provision
Federal	$27	$31	$29
State	3	7	5
Foreign	20	11	4
Current income tax provision	50	49	38
Deferred income tax provision (benefit)
Federal	(45)	22	1
State	7	1	1
Foreign	14	(12)	1
Deferred income tax provision (benefit)	(24)	11	3
Income tax provision	$26	$60	$41

Schedule of the tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below (in millions). The valuation allowance is related to items for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2017	2016
Deferred tax assets:
Deferred revenue	$17	$36
Inventory	5	48
Provision for accrued expenses	19	25
Non-cash compensation	8	10
Net operating loss, capital loss and tax credit carryforwards	38	45
Other	6	9
Total deferred tax assets	93	173
Less valuation allowance	(47)	(36)
Net deferred tax assets	46	137
Deferred tax liabilities:
Intangible and other assets	(125)	(192)
Deferred membership costs	(3)	(6)
Property and equipment	(17)	(8)
Investments in unconsolidated entities	(4)	(5)
Sales of vacation ownership interests	(15)	(65)
Other	(15)	(17)
Total deferred tax liabilities	(179)	(293)
Net deferred tax liability	$(133)	$(156)

Schedule of reconciliation of total income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes and noncontrolling interest

A reconciliation of total income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes and noncontrolling interest is shown as follows (in millions, except percentages):

	Year Ended December 31,
	2017		2016		2015
	Amount	%	Amount	%	Amount	%
Income tax provision at the federal statutory rate of 35%	$71	35.0	$116	35.0	$41	35.0
State income taxes, net of effect of federal tax benefit	7	3.3	5	1.4	4	3.5
Foreign income taxed at a different statutory tax rate	(5)	(2.4)	(3)	(0.8)	(4)	(3.5)
U.S. tax consequences of foreign operations	1	0.7	(1)	(0.2)	—	0.1
Gain on acquisition	(1)	(0.3)	(57)	(17.2)	—	—
Tax Reform Act	(53)	(25.9)	—	—	—	—
Foreign branch operations	(23)	(11.7)	—	—	—	—
Change in valuation allowance	18	9.0	—	—	—	—
Mexico inflation adjustment	4	2.0	—	—	—	—
Other, net	7	3.3	—	—	—	0.2
Income tax provision	$26	13.0	$60	18.2	$41	35.3